SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

(Amendment No. 1)

of

ClearBridge MLP and Midstream Total Return Fund Inc.

620 Eighth Avenue

New York, New York 10018

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22693

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance on the no-action letter issued by the Commission staff to Gladstone Investment Corporation dated December 5, 2019.

1.	Title of the class of securities of ClearBridge MLP and Midstream Total Return Fund Inc. (the “Fund”) to be called or redeemed:

3.33% Series A Senior Secured Notes due March 28, 2020 (CUSIP # PPN 18469Q A*9) (the “Series A Notes”).

2.	The date on which the securities are to be called or redeemed:

The Series A Notes will be prepaid on March 10, 2020.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series A Notes are being prepaid pursuant to Section 8.2.1 of the Note Purchase Agreement, dated as of March 28, 2013.

4.	The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will prepay 100% of the principal amount of the outstanding Series A Notes together with interest on such principal amount accrued to such date and the applicable Make-Whole Amount (as defined in the Note Purchase Agreement).

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Amendment No. 1 to Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of March, 2020.

CLEARBRIDGE MLP AND MIDSTREAM TOTAL RETURN FUND INC.

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Assistant Secretary